Schedule of provision of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the period	$ 1,749	$ 1,603	$ 1,557
Adoption ASU 2016-13		(2)
Addition in credit losses	37	83	102
Write-offs	(12)		(14)
Foreign currency translation adjustment	(25)	65	(42)
Balance at end of the period	$ 1,749	$ 1,749	$ 1,603